SHAREHOLDERS' EQUITY (Schedule Of Stock Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expenses	$ 3,084	$ 3,773	$ 3,633
Cost of sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expenses	23	110	399
Research and development expenses, net [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expenses	1,522	2,157	1,862
Marketing and business development expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expenses	147	255	162
General and administrative expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expenses	$ 1,392	$ 1,251	$ 1,210